Summary of Prepaids and Other Receivables (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Sep. 30, 2021
Prepaids And Other Receivables
Income taxes and GST receivable	$ 336	$ 304
Prepaids	1,298	1,562
Other accounts receivables	43
Prepaids and other receivables	$ 1,677	$ 1,866